CREDITOR PROTECTION PROCEEDINGS RELATED DISCLOSURES (Details 7) (CAD) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2012		Sep. 30, 2012
DIP financing costs	0		(3.8)
Total	(3.2)
Fresh Start Accounting Adjustments [Member]
Professional fees	1.8	[1]	24.7	[1]
Gain due to plan of arrangement adjustments	1.4	[2]	(456.0)	[2]
Gain due to fresh start accounting adjustments	0	[3]	(328.3)	[3]
DIP financing costs	0	[4]	3.8	[4]
Acceleration of ABL financing costs	0	[5]	3.3	[5]
Provision for repudiated lease contract	0	[6]	7	[6]
Write-off of debt discount, modification and issuance costs	0	[7]	(11)	[7]
Adjustment to pre-petition accounts payable	0	[8]	(4.8)	[8]
Adjustment to other post-employment benefits	0		2.4
Provision for labour union claims	0	[9]	91.8	[9]
Other	0		0.2
Reorganization items, net from continuing operations	3.2		(666.9)
Gain due to plan of arrangement adjustments	1.0	[2]	(7.1)	[2]
Gain due to fresh start accounting adjustments	0	[3]	(0.1)	[3]
Adjustment to pre-petition accounts payable	0		(1.9)
Provision for repudiated coal contract	0	[6]	4.3	[6]
Reorganization items, net from discontinued operations	1.0		(4.8)
Total	4.2		(671.7)

[1]	Professional fees directly related to the creditor protection proceedings, ongoing monitoring and establishment of a reorganization plan, including legal, consulting and other professional fees
[2]	See discussion under Plan of arrangement adjustments above
[3]	See discussion under Fresh start accounting adjustments above.
[4]	DIP financing costs incurred in connection with entering into the DIP Credit Agreement, including commitment fees.
[5]	Pursuant to the creditor protection proceedings the company's former ABL Facility was replaced by the DIP Credit Facility which resulted in the acceleration of the remaining deferred unamortized financing costs on the ABL Facility to the consolidated statements of earnings (loss).
[6]	The company repudiated on a lease contract at its paper recycling operation which was closed in 2010, resulting in a $7.0 million adjustment to the allowed claims amount. The company repudiated on a coal contract at its Snowflake mill, discontinued on September 30, 2012, which resulted in adjustments for allowed claims of $4.3 million.
[7]	The company's secured and unsecured pre-petition debt balances were adjusted to the allowed claims amounts, defined as the outstanding principal plus accrued and unpaid interest, which resulted in the write-off of the unamortized discount, modification and debt issue costs on the 2014 Notes and 2016 Notes.
[8]	The company's pre-petition accounts payable were adjusted to the allowed claims amount.
[9]	The labour unions at the company's Canadian mills submitted unsecured claims with respect to the June 25, 2012 creditor vote on the Plan. These claims were based on the estimated present value of the five-year wage and benefit reductions agreed to in the new labour agreements that went into effect on May 1, 2012. These claims, which were under dispute at the time of the approval of the Plan, were subsequently allowed by the Court, resulting in a provision for $91.8 million.